Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,069)	$ (28,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	110	105
Stock-based compensation	1,883	1,143
Expense from vesting of restricted stock Units	326	0
Expense from vesting of restricted stock awards	242	0
Accretion of discount and amortization of premiums on marketable securities	(31)	204
Amortization of deferred financing costs	740	0
Change in fair value of derivative warrant liabilities	(78)	0
Change in fair value of liability for common stock to be issued	(205)	0
Non-cash lease expense	401	522
Other	0	6
Changes in current assets and liabilities:
Prepaid expenses and other current assets	(759)	(352)
Other assets	(70)	(168)
Accounts payable	317	841
Accrued expenses	(3,127)	1,521
Deferred revenue	2,049	1,723
Lease liabilities	(422)	(531)
Net cash used in operating activities	(30,693)	(23,902)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(57)	(54)
Purchases of marketable securities	(18,945)	(20,179)
Sales of marketable securities	29,957	42,257
Net cash provided by investing activities	10,955	22,024
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from merger and private offering	18,094	0
Payments of deferred transaction costs	(9,221)	(61)
Proceeds from common stock issuance to Lincoln Park	2,500	0
Payments of Financing Costs	(386)	0
Proceeds from exercise of stock options	110	98
Net cash provided by financing activities	11,097	37
Net decrease in cash and cash equivalents	(8,641)	(1,841)
Cash and cash equivalents, beginning of period	23,443	25,284
Cash and cash equivalents, end of period	14,802	23,443
Supplemental disclosure of non-cash investing and financing activities:
Purchase of equipment included in accounts payable	0	43
Transaction costs in accounts payable and accrued liabilities at period end	0	364
Financing costs in accounts payable and other accrued liabilities	261	0
Common stock issuance to Lincoln Park for commitment fees	2,910	0
Reclassification of warrant	$ 2	$ 0